Feb. 24, 2026
Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio
Investment Objective
The fund seeks income and more growth potential than an all-bond portfolio.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.13
Distribution (12b-1) fees	None
Other expenses	0.28
Acquired fund fees and expenses (AFFE)(1)	0.08
Total annual fund operating expenses (including AFFE)	0.49

(1)
AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE) after any expense reduction. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$50	$157	$274	$616

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the fund maintains a defined asset allocation. The fund’s target allocation includes bond, stock and cash investments.
The fund’s allocation is weighted toward bond investments, while including substantial stock investments in seeking to obtain long-term growth. The fund seeks to remain close to the target allocations of approximately 56% fixed income, 40% equity and 4% cash and cash equivalents (including money market funds).
The equity allocation is further divided into six segments: approximately 22% of assets for U.S. large-cap, 4% for U.S. small-cap, 9% for developed international large-cap, 2% for real estate, 2% for developed international small-cap and 2% for emerging markets.
The fund invests mainly in other affiliated Schwab Funds, including Schwab index funds and exchange-traded funds (ETFs) (underlying funds), which use a variety of indexing strategies. These underlying funds seek to track or replicate the total returns of various market indices. They typically invest in the securities included in the index they are tracking or replicating, and generally give each security the same weight as the index does. However, in certain circumstances it may not be possible or practicable for the underlying fund to invest in all of the securities comprising an index or in proportion to their weightings in an index and it is possible that the investment adviser may utilize instead a “sampling” methodology in seeking to achieve the underlying fund’s objective.
The underlying funds may invest in derivatives and lend their securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. Each underlying fund focuses on a different market segment.
The portfolio managers monitor the fund’s holdings and cash flow and manage them as needed in order to maintain the fund’s target allocation. The manager will permit modest deviations from the target allocation for certain periods of time, in order to reduce transaction costs.
The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed-income securities and money market securities. For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective. The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two broad-based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Annual Total Returns (%) as of 12/31

Best Quarter: 9.06% Q2 2020 Worst Quarter: (8.84%) Q1 2020
Average Annual Total Returns as of 12/31/25
Average Annual Total Returns as of 12/31/25
	1 Year	5 Years	10 Years
Before taxes	11.95%	4.28%	5.68%
After taxes on distributions	9.84%	2.49%	4.22%
After taxes on distributions and sale of shares	7.85%	2.91%	4.11%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index	7.30%	(0.36%)	2.01%
Conservative Composite Index(1)	12.55%	4.83%	6.25%
(1)
The Conservative Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective October 1, 2025, the index is composed of: 10.9% S&P 500® Index, 5.1% Russell 1000® Growth Index, 6.0% RAFI Fundamental High Liquidity US Large Index, 6.07% MSCI EAFE Index (Net), 2.8% Russell 2000® Index, 1.2% RAFI Fundamental High Liquidity US Small Index, 2.6% RAFI Fundamental High Liquidity Developed ex US Large Index, 1.67% RAFI Fundamental High Liquidity Developed ex US Small Index, 1.66% RAFI Fundamental High Liquidity Emerging Markets Index, 2.0% Dow Jones Equity All REIT Capped Index, 48.0% Bloomberg US Aggregate Bond Index, 6.3% Bloomberg US Government/Credit 1-5 Year Index, 1.7% ICE BofA US Cash Pay High Yield Constrained Index and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to October 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.